Options (Details) - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Maximum [Member]
Volatility	0.00%	0.00%	111.93%
Risk-free interest rate	0.00%	0.00%	1.90%
Expected life (in years)			10 years
The weighted average grant date fair value of options granted			$ 0.22
Minimum [Member]
Volatility	0.00%	0.00%	93.90%
Risk-free interest rate	0.00%	0.00%	1.62%
Expected life (in years)			5 years 9 months 11 days
The weighted average grant date fair value of options granted			$ 0.28